Long-Term Debt - Components of Long-Term Debt (Details) $ in Thousands, € in Millions	Jun. 30, 2021 USD ($)	Jun. 30, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€)
Debt Instrument [Line Items]
Total principal	$ 1,427,228		$ 1,481,936
Unamortized discount and debt issuance costs	(9,849)		(9,723)
Total debt	1,417,379		1,472,213
Less current portion	(355,081)		(250,508)
Long-term debt	1,062,298		1,221,705
U.S. Dollar-denominated Revolving Credit Facilities due in 2022
Debt Instrument [Line Items]
Total principal	105,000		100,000
Norwegian Krone-denominated Bonds due from 2021 to 2025
Debt Instrument [Line Items]
Total principal	354,486		355,514
Euro-denominated Term Loans due in 2023 and 2024
Debt Instrument [Line Items]
Total principal	134,400	€ 113.4	152,710	€ 125.0
Secured Debt
Debt Instrument [Line Items]
Total principal			873,712
US Dollar Denominated Term Loans Due through Two Thousand Thirty
Debt Instrument [Line Items]
Total principal	$ 833,295		$ 873,700